Accounts Payable and Accrued Liabilities Disclosure	12 Months Ended
Dec. 31, 2019
Notes
Accounts Payable and Accrued Liabilities Disclosure	6. Accounts Payable and Accrued Liabilities

	2019 $	2018 $
Trade payables	24,804	57,604
GST payable	1,479	1,079
Accrued liabilities	19,239	21,987
	45,522	80,670

During the year ended December 31, 2019, the Company wrote off $52,834 (CAD$70,103) of accounts payable due to the Company’s assessment of the extinguishment of the contractual obligation.